INVESTMENT IN UNCONSOLIDATED JOINT VENTURE	12 Months Ended
Dec. 29, 2012
INVESTMENT IN UNCONSOLIDATED JOINT VENTURE

NOTE P – INVESTMENT IN UNCONSOLIDATED JOINT VENTURE

Since 1994, the Company has participated in a joint venture that sells office products and services in Mexico and Central and South America, Office Depot de Mexico. Because the Company participates equally in this business with a partner, the Company accounts for this investment using the equity method. The Company’s proportionate share of Office Depot de Mexico’s net income is presented in Miscellaneous income, net in the Consolidated Statements of Operations. The investment balance at year end 2012 and 2011 of $241.8 million and $196.9 million, respectively, is included in Other assets in the Consolidated Balance Sheets. The Company received dividends of $25 million from this joint venture in 2011. The dividend is included as an operating activity in the Consolidated Statements of Cash Flows.

The Company also participates in a joint venture operating in India. The investment in and results of operations for that entity are considered immaterial for all periods. The following tables provide summarized information from the balance sheets and statements of income for Office Depot de Mexico:

(In thousands)	December 29, 2012	December 31, 2011
Current assets	$377,405	$303,404
Non-current assets	333,788	295,033
Current liabilities	219,774	199,588
Non-current liabilities	7,344	5,895

(In thousands)	2012	2011	2010
Sales	$1,144,020	$1,114,201	$961,616
Gross profit	347,866	326,804	283,189
Net income	63,183	61,951	61,269